LEASE LIABILITIES (Details) - ARS ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Current lease liabilities	$ 3,336	$ 3,593
Non-current lease liabilities	6,966	4,999
Total lease liabilities	10,302	8,592
Argentina
Disclosure of geographical areas [line items]
Current lease liabilities	3,068	3,194
Non-current lease liabilities	6,119	4,107
Abroad
Disclosure of geographical areas [line items]
Current lease liabilities	268	399
Non-current lease liabilities	$ 847	$ 892